Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Defined Benefit Liabilities (Assets)
21.	Defined Benefit Liabilities (Assets)

(1)	Details of defined benefit liabilities (assets) as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2021
Present value of defined benefit obligations	~~W~~	1,121,679	1,038,320
Fair value of plan assets		(1,292,416)	(1,214,007)

Defined benefit assets(*)		(170,737)	(175,748)

Defined benefit liabilities		—	61

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

(2)	Principal actuarial assumptions as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Discount rate for defined benefit obligations	3.71% ~ 4.79%	5.09% ~ 5.71%
Expected rate of salary increase	2.00% ~ 5.27%	2.00% ~ 8.37%
Discount rate for defined benefit obligation is determined based on market yields of high-quality corporate bonds with similar maturities for estimated payment term of defined benefit obligation. Expected rate of salary increase is determined based on the Group’s historical promotion index, inflation rate and salary increase ratio.

(3)	Changes in present value of defined benefit obligations for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Beginning balance	~~W~~	1,038,320	1,035,016
Current service cost		132,465	134,847
Interest cost		54,032	32,572
Remeasurement
- Demographic assumption		810	(28,222)
- Financial assumption		(24,953)	(84,532)
- Adjustment based on experience		18,814	2,369
Business combinations(*1)		—	29,357
Benefit paid		(99,396)	(79,117)
Others(*2)		1,587	(3,970)

Ending balance	~~W~~	1,121,679	1,038,320

(*1)	Includes liabilities acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company for the year ended December 31, 2022.
(*2)	Others include changes of liabilities due to employee’s transfers among affiliates for the years ended December 31, 2023 and 2022.

(4)	Changes in fair value of plan assets for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Beginning balance	~~W~~	1,214,007	1,040,286
Interest income		62,058	32,910
Remeasurement		(2,140)	(18,622)
Contributions		108,224	215,254
Benefit paid		(90,452)	(83,123)
Business combinations(*1)		—	26,618
Others(*2)		719	684

Ending balance	~~W~~	1,292,416	1,214,007

(*1)	Includes assets acquired from the acquisition of SK m&service Co., Ltd. by PS&Marketing Corporation, a subsidiary of the Parent Company for the year ended December 31, 2022.
(*2)	Others include changes in assets due to the employee’s transfers among affiliates for the years ended December 31, 2023 and 2022.
The Group’s expected contributions to the defined benefit plan for the year ended December 31, 2024, amounts to
~~W~~
150,608 million.

(5)	Total cost of defined benefit plan, which is recognized in profit and loss for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022
Current service cost	~~W~~	132,465	134,847
Net interest income		(8,026)	(338)

	~~W~~	124,439	134,509

Costs related to the defined benefit plan except for the amounts transferred to construction in progress are included
i
n
labor expenses and research and development expenses.

(6)	Details of plan assets as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Equity instruments	~~W~~	72,619	17,716
Debt instruments		162,374	174,385
Short-term financial instruments, etc.		1,057,423	1,021,906

	~~W~~	1,292,416	1,214,007

(7)	Sensitivity analysis
As of December 31, 2023, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	~~W~~	(37,694)	40,345
Expected salary increase rate		40,624	(38,319)
The sensitivity analysis does not consider dispersion of all cash flows that are expected from the plan but provides approximate values of sensitivity for the assumptions used.
A weighted average duration of defined benefit obligations as of December 31, 2023 and 2022 are 7.27 years and 7.53 years, respectively.

(8)	Defined contribution plan
The amount recognized as an expense for defined contribution plans are
~~W~~
20,404 million and
~~W~~
15,529 million for the years ended December 31, 2023 and 2022, respectively.